Shareholders' Equity (Summary Of Stock Options Outstanding By Exercise Price Range) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding, Number of options	3,158,274
Exercisable, Number of options	1,402,650
$6.15 - $8.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding, Ranges of exercise price, Lower limit	$ 6.15
Outstanding, Ranges of exercise price, Upper limit	$ 8.99
Outstanding, Number of options	815,424
Outstanding, Weighted average remaining contractual life (years)	1 year 6 months 22 days
Outstanding, Weighted average exercise price	$ 8.26
Exercisable, Number of options	532,475
Exercisable, Weighted average exercise price	$ 8.60
$10.64 - $15.61 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding, Ranges of exercise price, Lower limit	$ 10.64
Outstanding, Ranges of exercise price, Upper limit	$ 15.61
Outstanding, Number of options	871,825
Outstanding, Weighted average remaining contractual life (years)	2 years
Outstanding, Weighted average exercise price	$ 14.84
Exercisable, Number of options	705,175
Exercisable, Weighted average exercise price	$ 14.88
$23.87 - $24.67 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding, Ranges of exercise price, Lower limit	$ 23.87
Outstanding, Ranges of exercise price, Upper limit	$ 24.67
Outstanding, Number of options	519,925
Outstanding, Weighted average remaining contractual life (years)	3 years 5 months 19 days
Outstanding, Weighted average exercise price	$ 24.22
Exercisable, Number of options	90,500
Exercisable, Weighted average exercise price	$ 23.98
$31.21 - $38.59 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding, Ranges of exercise price, Lower limit	$ 31.21
Outstanding, Ranges of exercise price, Upper limit	$ 38.59
Outstanding, Number of options	951,100
Outstanding, Weighted average remaining contractual life (years)	3 years 10 months 2 days
Outstanding, Weighted average exercise price	$ 35.03
Exercisable, Number of options	74,500
Exercisable, Weighted average exercise price	$ 33.98